Expense Example {- Fidelity Asset Manager 40%} - 09.30 Fidelity Asset Manager Funds Retail Combo PRO-10 - Fidelity Asset Manager 40% - Fidelity Asset Manager 40%	Nov. 28, 2020 USD ($)
Expense Example:
1 year	$ 54
3 years	170
5 years	296
10 years	$ 665